UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund
The fund's portfolio
2/28/19 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.74% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.9%)(a)
	Rating(RAT)	Principal amount	Value
Guam (1.7%)
Territory of GU, Rev. Bonds, Ser. A, 5.375%, 12/1/24 (Prerefunded 12/1/19)	AAA/P	$1,000,000	$1,028,450
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	600,000	631,194
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/35	A	400,000	435,588
5.00%, 7/1/34	A	200,000	218,874
5.00%, 7/1/30	A	465,000	521,321
5.00%, 7/1/29	A	400,000	452,644
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	500,000	529,880
5.00%, 10/1/34	Baa2	200,000	209,842

			4,027,793
Louisiana (0.5%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A, 5.00%, 7/1/33	A/F	1,000,000	1,156,350

			1,156,350
Massachusetts (96.3%)
Berkshire Wind Pwr. Cooperative Corp. Rev. Bonds, (Berkshire Wind (Green Bonds)), Ser. 2, 5.00%, 7/1/29	A	1,000,000	1,185,590
MA Bay Trans. Auth. Rev. Bonds, Ser. A, 4.00%, 7/1/37	AAA	5,000,000	5,164,350
MA Bay Trans. Auth. Sales Tax Rev. Bonds, Ser. A, 5.00%, 7/1/31	Aa2	3,390,000	4,282,621
MA State G.O. Bonds
Ser. A, 5.25%, 1/1/44	Aa1	2,000,000	2,355,640
Ser. A, 5.00%, 3/1/41	Aa1	1,000,000	1,110,140
Ser. I, 5.00%, 12/1/35	Aa1	3,000,000	3,477,000
Ser. A, 5.00%, 1/1/35	Aa1	1,285,000	1,511,700
Ser. B, 5.00%, 7/1/33	Aa1	2,000,000	2,319,720
Ser. E, 4.00%, 4/1/46	Aa1	3,000,000	3,068,400
4.00%, 5/1/35	Aa1	3,000,000	3,101,550
MA State College Bldg. Auth. Rev. Bonds
Ser. B, SGI, 5.50%, 5/1/28	Aa2	3,000,000	3,661,650
Ser. B, 5.00%, 5/1/43	Aa2	3,100,000	3,337,181
(Green Bond), 5.00%, 5/1/39	Aa2	1,500,000	1,671,750
Ser. B, 5.00%, 5/1/37	Aa2	1,500,000	1,619,505
Ser. A, 5.00%, 5/1/36	Aa2	2,120,000	2,291,593
Ser. A, 5.00%, 5/1/36 (Prerefunded 5/1/22)	AAA/P	730,000	803,285
MA State Dept. Trans. Rev. Bonds, (Metro Hwy. Syst.), Ser. B
5.00%, 1/1/37	A+	2,250,000	2,303,775
5.00%, 1/1/32	A+	2,775,000	2,843,848
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	775,000	805,008
(Tufts Med. Ctr.), Ser. I, 7.25%, 1/1/32 (Prerefunded 1/1/21)	BBB+	800,000	878,208
(Tufts Med. Ctr.), Ser. I, U.S. Govt. Coll., 7.25%, 1/1/32 (Prerefunded 1/1/21)	AAA/P	1,200,000	1,317,312
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB	300,000	330,807
(WGBH Edl. Foundation), Ser. A, AMBAC, 5.75%, 1/1/42	AA-	5,000,000	6,661,850
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	1,005,000	1,018,437
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,995,000	2,022,332
(Milford Regl. Med. Ctr.), Ser. F, 5.625%, 7/15/36	Ba1	500,000	537,240
(Emerson College), Ser. A, 5.50%, 1/1/30 (Prerefunded 1/1/20)	BBB+	80,000	82,578
(Simmons College), Ser. H, SGI, 5.25%, 10/1/33	Baa1	2,000,000	2,367,080
(Carleton-Willard Village), 5.25%, 12/1/25	A-	700,000	717,689
(Suffolk U.), 5.125%, 7/1/40	Baa2	1,600,000	1,646,128
(Orchard Cove, inc.), 5.00%, 10/1/49	BBB+/F	700,000	757,344
(Wellforce Oblig. Group), Ser. A, 5.00%, 7/1/44	BBB+	500,000	550,900
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A+	2,500,000	2,729,425
(UMass Boston Student Hsg.), 5.00%, 10/1/41	Baa3	1,000,000	1,072,190
(Partners Healthcare Syst.), Ser. Q, 5.00%, 7/1/41	Aa3	2,000,000	2,219,580
(Dexter Southfield), 5.00%, 5/1/41	BBB+	2,000,000	2,175,820
(Bentley U.), 5.00%, 7/1/40	A2	1,250,000	1,404,650
(Emerson College), Ser. A, 5.00%, 1/1/40	BBB+	1,570,000	1,724,802
(Emerson College), Ser. A, 5.00%, 1/1/40 (Prerefunded 1/1/20)	BBB+	305,000	313,586
(Orchard Cove, inc.), 5.00%, 10/1/39	BBB+/F	250,000	271,590
(Franklin W. Olin College), Ser. E, 5.00%, 11/1/38	A+	1,000,000	1,098,250
(Tufts U.), Ser. Q, 5.00%, 8/15/38	Aa2	500,000	571,930
(Suffolk U.), 5.00%, 7/1/38(FWC)	Baa2	340,000	381,619
(UMass Memorial Hlth. Care Oblig. Group), Ser. K, 5.00%, 7/1/38	BBB+	1,000,000	1,096,640
(Wentworth Inst.Tech.), 5.00%, 10/1/37	Baa1	655,000	718,659
(Caregroup), Ser. I, 5.00%, 7/1/37	A-	500,000	552,015
(Foxborough Regl. Charter), Ser. B, 5.00%, 7/1/37	BBB-	1,120,000	1,187,178
(Lowell Gen. Hosp.), Ser. G, 5.00%, 7/1/37	BBB+	1,630,000	1,729,023
(MCPHS U.), Ser. H, 5.00%, 7/1/37	AA	450,000	504,405
(Suffolk U.), 5.00%, 7/1/37(FWC)	Baa2	605,000	682,313
(Broad Inst.), 5.00%, 4/1/37	Aa3	1,000,000	1,160,750
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/36	A1	1,100,000	1,249,193
(Brandeis U.), Ser. S-1, 5.00%, 10/1/36(FWC)	A1	765,000	882,175
(Caregroup), Ser. I, 5.00%, 7/1/36	A-	935,000	1,036,045
(Suffolk U.), 5.00%, 7/1/36	Baa2	600,000	667,008
(Suffolk U.), 5.00%, 7/1/36(FWC)	Baa2	450,000	509,954
(Brandeis U.), Ser. 0-1, 5.00%, 10/1/35 (Prerefunded 10/1/19)	A1	1,000,000	1,019,490
(Boston Med. Ctr.), Ser. E, 5.00%, 7/1/35	Baa2	1,000,000	1,103,310
(Suffolk U.), 5.00%, 7/1/35(FWC)	Baa2	470,000	535,250
(Brandeis U.), Ser. S-1, 5.00%, 10/1/34(FWC)	A1	1,745,000	2,032,751
(Emmanuel College), Ser. A, 5.00%, 10/1/34	Baa2	1,075,000	1,185,048
(Baystate Med. Oblig. Group), Ser. N, 5.00%, 7/1/34	A+	1,000,000	1,102,440
(Suffolk U.), 5.00%, 7/1/34	Baa2	675,000	756,412
(Suffolk U.), 5.00%, 7/1/34(FWC)	Baa2	550,000	629,217
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/34	AA-	1,000,000	1,178,540
(Western New England U.), 5.00%, 9/1/33	BBB	500,000	568,355
(Suffolk U.), 5.00%, 7/1/33(FWC)	Baa2	800,000	918,904
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/33	AA-	900,000	1,065,483
(Intl. Charter School), 5.00%, 4/15/33	BBB-	750,000	799,500
(Western New England U.), 5.00%, 9/1/32	BBB	500,000	571,010
(MCPHS U.), Ser. H, 5.00%, 7/1/32	AA	300,000	342,312
(South Shore Hosp., Inc.), Ser. I, 5.00%, 7/1/32	A-	1,600,000	1,802,336
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/32	AA-	660,000	786,720
(Northeastern U.), 5.00%, 10/1/31	A1	500,000	549,790
(Berkshire Retirement Cmnty. of Lenox), 5.00%, 7/1/31	A/F	1,000,000	1,110,540
(UMass Memorial Hlth. Care Oblig. Group), Ser. L, 5.00%, 7/1/31	BBB+	1,345,000	1,537,174
(Broad Institute, Inc. (The)), 5.00%, 4/1/31	Aa3	1,420,000	1,696,502
(Lesley U.), 5.00%, 7/1/30	A-	1,000,000	1,155,630
(Boston College), Ser. Q-1, 5.00%, 7/1/29	Aa3	1,050,000	1,061,256
(Dexter Southfield), 5.00%, 5/1/27	BBB+	500,000	568,595
(Dexter Southfield), 5.00%, 5/1/26	BBB+	740,000	846,516
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5.00%, 7/1/25	AA	650,000	737,100
(Babson College), Ser. A, 5.00%, 10/1/24	A2	250,000	288,658
(Babson College), Ser. A, 5.00%, 10/1/23	A2	300,000	339,486
(First Mtge. - Orchard Cove), 5.00%, 10/1/19	BB/P	550,000	550,820
(Williams College), Ser. S, 4.00%, 7/1/46	Aa1	4,550,000	4,699,013
(Partner's Healthcare Syst.), Ser. S, 4.00%, 7/1/35	Aa3	1,025,000	1,074,344
(Wellesley College), Ser. L, 4.00%, 7/1/34	Aa1	860,000	933,220
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	468,041	118,433
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/29	AA	2,000,000	1,496,920
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/28	AA	2,000,000	1,558,320
MA State Dev. Fin. Agcy. 144A Rev. Bonds
(Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	BB/F	500,000	512,715
(NewBridge on the Charles, Inc.), 5.00%, 10/1/37	BB+/F	1,000,000	1,059,290
MA State Dev. Fin. Agcy. Solid Waste Disp. FRB, (Dominion Energy Brayton Point), Ser. 1, U.S. Govt. Coll., 5.75%, 12/1/42 (Prerefunded 5/1/19)	Baa2	1,700,000	1,711,424
MA State Dev. Fin. Agcy. Solid Waste Disp. 144A Mandatory Put Bonds (5/1/19), (Waste Mgt., Inc.), 2.25%, 5/1/27	A-	2,500,000	2,500,175
MA State Edl. Fin. Auth. Rev. Bonds
Ser. B, 5.70%, 1/1/31	AA	860,000	879,909
Ser. J, 5.625%, 7/1/28	AA	385,000	405,236
(Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	2,750,000	3,077,058
(Ed. Loan - Issue 1), 4.375%, 1/1/32	AA	420,000	435,431
Ser. J, 4.00%, 7/1/19	AAA	2,500,000	2,517,575
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Harvard U.), Ser. N, 6.25%, 4/1/20	Aaa	3,000,000	3,153,000
(Lesley U.), Ser. A, AGC, 5.25%, 7/1/39 (Prerefunded 7/1/19)	AA	1,000,000	1,012,080
(Winchester Hosp.), 5.25%, 7/1/38	A-	2,225,000	2,315,313
(Dana-Farber Cancer Inst.), Ser. K, 5.25%, 12/1/27	A1	1,500,000	1,517,970
(MA Inst. of Tech.), Ser. I-1, 5.20%, 1/1/28	Aaa	3,000,000	3,790,290
(Lowell Gen. Hosp.), Ser. C, 5.125%, 7/1/35	BBB+	725,000	750,259
(Southcoast Hlth. Oblig.), Ser. D, 5.00%, 7/1/39	Baa1	1,500,000	1,514,460
(Berklee College of Music), Ser. A, 5.00%, 10/1/37	A2	190,000	190,509
(Milford Regl. Med.), Ser. E, 5.00%, 7/15/37	Ba1	850,000	857,285
(Northeastern U.), Ser. A, 5.00%, 10/1/35	A1	300,000	312,369
(Northeastern U.), Ser. T-1, 5.00%, 10/1/30	A1	1,000,000	1,100,670
(Northeastern U.), Ser. T-2, 5.00%, 10/1/30	A1	2,000,000	2,201,340
MA State Hlth. & Edl. Fac. Auth. VRDN
(Baystate Med. Ctr.), Ser. J-2, 1.61%, 7/1/44	A-1	800,000	800,000
(Tufts U.), Ser. N-2, 1.56%, 8/15/34	VMIG 1	2,200,000	2,200,000
MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35%, 12/1/42	Aa2	485,000	487,507
Ser. A, 5.10%, 12/1/30	Aa2	895,000	905,015
Ser. D, 5.05%, 6/1/40	Aa2	1,100,000	1,104,004
Ser. 171st, 4.00%, 12/1/44	Aa1	350,000	361,228
Ser. SF-169, 4.00%, 12/1/44	Aa1	735,000	756,197
Ser. 160th, 3.75%, 6/1/34	Aa1	140,000	142,234
(Single Fam.), Ser. 178, 3.50%, 6/1/42	Aa1	890,000	916,157
Ser. A, 3.50%, 12/1/31	Aa2	2,000,000	2,020,780
Ser. A, 3.25%, 12/1/27	Aa2	1,870,000	1,914,955
MA State Port Auth. Rev. Bonds, Ser. A
5.00%, 7/1/47	Aa2	3,000,000	3,342,030
5.00%, 7/1/42	Aa2	1,275,000	1,427,732
5.00%, 7/1/40	Aa2	2,500,000	2,869,575
5.00%, 7/1/35	Aa2	1,500,000	1,732,755
5.00%, 7/1/33	Aa2	775,000	886,236
5.00%, 7/1/32	Aa2	755,000	866,710
MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5.125%, 7/1/41	A	1,765,000	1,865,693
(BOSFUEL), FGIC, NATL, 5.00%, 7/1/27	A1	2,500,000	2,506,725
MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A, 5.00%, 11/15/42	AA+	2,000,000	2,239,700
MA State School Bldg. Auth. Sales Tax Rev. Bonds
Ser. A, 5.00%, 5/15/43	AA+	915,000	1,006,948
Ser. B, 5.00%, 10/15/41	AA+	2,000,000	2,135,700
Ser. C, 5.00%, 8/15/37	AA+	2,000,000	2,250,320
Ser. B, 5.00%, 10/15/35	AA+	1,000,000	1,072,320
MA State Trans. Fund Rev. Bonds
(Rail Enhancement Program), Ser. A, 5.00%, 6/1/45	Aa1	3,000,000	3,339,840
Ser. A, 5.00%, 6/1/41	Aa1	2,500,000	2,859,700
(Rail Enhancement & Accelerated), 5.00%, 6/1/38	Aa1	3,000,000	3,406,860
MA State Wtr. Poll. Abatement Trust Rev. Bonds, Ser. 14, 5.00%, 8/1/32	Aaa	4,000,000	4,050,120
MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6.50%, 7/15/19 (Escrowed to maturity)	Aa1	365,000	371,574
Ser. B, 5.00%, 8/1/40	Aa1	1,500,000	1,702,065
(Green Bond), Ser. C, 5.00%, 8/1/40	Aa1	3,000,000	3,404,130
Ser. B, 5.00%, 8/1/34	Aa1	1,220,000	1,451,385
Milford, G.O. Bonds, AGM, 5.125%, 12/15/24	Aa2	1,795,000	1,799,864
North Reading, G.O. Bonds, 5.00%, 5/15/35	Aa2	3,750,000	4,088,513
U. of MA Bldg. Auth. Rev. Bonds, Ser. 2, 5.00%, 11/1/39	Aa2	2,500,000	2,738,650
Worcester, G.O. Bonds, (Muni. Purpose Loan), 4.00%, 11/1/23	Aa3	3,050,000	3,169,713

			228,467,699
Missouri (0.6%)
MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The)), Ser. D, 1.65%, 9/1/30	VMIG 1	1,300,000	1,300,000

			1,300,000
New Jersey (0.1%)
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 1.71%, 7/1/36	VMIG 1	300,000	300,000

			300,000
New York (0.3%)
Triborough Bridge & Tunnel Auth. VRDN, Ser. F, 1.71%, 11/1/32	VMIG 1	725,000	725,000

			725,000
Ohio (0.3%)
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), 5.00%, 7/1/32	A	750,000	815,618

			815,618
Texas (1.1%)
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.73%, 12/1/24	A-1+	600,000	600,000
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Thermal Utility Rev. Bonds, (TECO)
4.00%, 11/15/34	AA	700,000	743,890
4.00%, 11/15/32	AA	1,100,000	1,180,865

			2,524,755

Total municipal bonds and notes (cost $232,032,753)			$239,317,215

SHORT-TERM INVESTMENTS (—%)(a)
	Principal amount	Value
U.S. Treasury Bills 2.463%, 5/9/19(SEG)	$30,000	$29,862

Total short-term investments (cost $29,861)		$29,862
TOTAL INVESTMENTS

Total investments (cost $232,062,614)		$239,347,077

FUTURES CONTRACTS OUTSTANDING at 2/28/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	7	$1,117,156	$1,117,156	Jun-19	$10,642

Unrealized appreciation					10,642

Unrealized (depreciation)					—

Total					$10,642

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2018 through February 28, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $237,193,563.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $29,859.
(FWC)	Forward commitment, in part or in entirety.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.74%, 2.49% and 2.62%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	29.7%
	Health care	13.3
	Tax bonds	11.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$239,317,215	$—
Short-term investments	—	29,862	—

Totals by level	$—	$239,347,077	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$10,642	$—	$—
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$10,642	$—

Total	$10,642	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	2

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2019